SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 50,260	$ 69,391	$ 54,329
Gross profit	4,066	21,426	19,222
MMP SoC for portable media players [Member]
Segment Reporting Information [Line Items]
Revenue	50,143	69,256	54,150
Gross profit	3,995	21,349	19,143
Testing solutions [Member]
Segment Reporting Information [Line Items]
Revenue	117	135	179
Gross profit	$ 71	$ 77	$ 79